GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2019
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

15. GUARANTEE LIABILITIES

The movement of guarantee liabilities was as follows:

	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	76,325	173,907	321,255
Fair value of guarantee liabilities upon the inception of new guarantees	284,452	403,370	405,084
Guarantee settled	(184,586)	(257,953)	(398,167)
(Gains)/losses from guarantee liabilities	(2,284)	1,931	362,597
Reclassified as liabilities held for sale (Note 3)	(33,802)	(174,828)	—
Net assets transferred (Note 3)	—	—	(302,462)
Balance at the end of the year	140,105	146,427	388,307

Pursuant to the series of agreements with Golden Pacer, the Company ceased to provide loan facilitation related business starting from the fourth quarter of 2019. The remaining balances of guarantee liabilities as of December 31, 2019 are related to the guarantee obligations associated with the portion of the Company’s historically-facilitated loans which were not transferred to Golden Pacer during the divestiture of the Company’s loan facilitation related business (Note 3). The Company is also actively seeking appropriate solutions to properly settle and relieve itself from the remaining guarantee obligations to mitigate any relevant compliance risk associated with the newly promulgated laws and regulations, including the most recent Financing Guarantee Circular 37 promulgated in October 2019.

The terms of the guarantee range from 2 years to 4 years, as of December 31, 2019.